Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Property, plant and equipment	$ (175,502)	$ (151,230)
Other financial assets	2,884	316
Provisions	19,378	17,926
Tax loss carry forwards	64,195	71,051
Deferred tax liability	$ (89,045)	$ (61,937)